Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information

13. Segment Information

The Company has three reportable segments: Ecommerce, TDA, and Wholesale. No operating segments have been aggregated to form the reportable segments. The Company determined its operating segments based on how the chief operating decision maker (“CODM”) reviews the Company’s operating results in assessing performance and allocating resources. The CODM reviews revenue and gross profit for each of the reportable segments. Gross profit is defined as revenue less cost of sales incurred by the segment. The CODM does not evaluate operating segments using asset information as these are managed on an enterprise wide group basis. Accordingly, the Company does not report segment asset information. As of December 31, 2019 and June 30, 2020, the Company did not have any assets located outside of the United States.

The Ecommerce reportable segment represents retail sales of used vehicles through the Company’s ecommerce platform and fees earned on sales of value-added products associated with those vehicle sales. The TDA reportable segment represents retail sales of used vehicles from TDA and fees earned on sales of value-added products associated with those vehicle sales. The Wholesale reportable segment represents sales of used vehicles through wholesale auctions.

Information about the Company’s reportable segments are as follows (in thousands):

	Three Months Ended June 30, 2019
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$120,953	$85,413	$54,531	$260,897
Gross profit	$7,295	$6,101	$449	$13,845

	Three Months Ended June 30, 2020
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$175,568	$26,604	$50,921	$253,093
Gross profit (loss)	$7,219	$931	$(543)	$7,607
	Six Months Ended June 30, 2019
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$210,808	$178,497	$106,651	$495,956
Gross profit	$13,049	$12,179	$629	$25,857

	Six Months Ended June 30, 2020
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$408,740	$113,628	$106,497	$628,865
Gross profit (loss)	$21,486	$6,346	$(1,838)	$25,994

The reconciliation between reportable segment gross profit to consolidated loss before provision for income taxes is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2020	2019	2020
Segment gross profit	$13,845	$7,607	$25,857	$25,994
Selling, general and administrative expenses	43,692	47,911	80,275	106,291
Depreciation and amortization	1,501	1,083	3,034	2,049
Interest expense	3,388	1,297	6,106	4,123
Interest Income	(1,415)	(715)	(3,264)	(2,671)
Revaluation of preferred stock warrant	60	21,260	142	20,470
Other income, net	(12)	(53)	(31)	(86)

Loss before provision (benefit) for income taxes	$(33,369)	$(63,176)	$(60,405)	$(104,182)

14. Segment Information

The Company has three reportable segments: Ecommerce, TDA, and Wholesale. No operating segments have been aggregated to form the reportable segments. The Company determined its operating segments based on how the chief operating decision maker (“CODM”) reviews the Company’s operating results in assessing performance and allocating resources. The CODM reviews revenue and gross profit for each of the reportable segments. Gross profit is defined as revenue less cost of sales incurred by the segment. The CODM does not evaluate operating segments using asset information as these are managed on an enterprise wide group basis. Accordingly, the Company does not report segment asset information. As of December 31, 2018 and 2019, the Company did not have any assets located outside of the United States.

The Ecommerce reportable segment represents retail sales of used vehicles through the Company’s ecommerce platform and fees earned on sales of value-added products associated with those vehicle sales. The TDA reportable segment represents retail sales of used vehicles from TDA and fees earned on sales of value-added products associated with those vehicle sales. The Wholesale reportable segment represents sales of used vehicles through wholesale auctions.

Information about the Company’s reportable segments for the years ended December 31, 2018 and 2019 are as follows:

	Year Ended December 31, 2018
	(in thousands)
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$301,172	$379,743	$174,514	$855,429
Gross profit	$22,425	$35,125	$3,257	$60,807

	Year Ended December 31, 2019
	(in thousands)
	Ecommerce	TDA	Wholesale	Consolidated
Revenues from external customers	$588,114	$390,243	$213,464	$1,191,821
Gross profit	$32,127	$25,392	$340	$57,859

The reconciliation between reportable segment gross profit to consolidated loss before provision for income taxes is as follows:

	Year Ended December 31,
	2018	2019
	(in thousands)
Segment gross profit	$60,807	$57,859
Selling, general and administrative expenses	133,842	184,988
Depreciation and amortization	6,857	6,019
Interest expense	8,513	14,596
Interest Income	(3,135)	(5,607)
Other (income) expense, net	(321)	673

Loss before provision for income taxes	$(84,949)	$(142,810)